Preferred Stock - Schedule of Activity Related to Preferred Stock Investments (Detail) $ in Thousands	3 Months Ended
Mar. 31, 2020 USD ($)
Class Of Stock [Line Items]
Dividend income	$ 447
Preferred Stock Investment
Class Of Stock [Line Items]
Dividend income	473
Amortization of premium on preferred stock investment	(26)
Total	$ 447